August 17, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Filing Desk

Re:	Humankind Benefit Corporation (the “Company”) on behalf of Itself and Humankind US Stock ETF (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Company pursuant to the Investment Company Act of 1940, as amended (“1940 Act”) is the Company’s Notification of Registration Filed Pursuant to Section 8(A) of the 1940 Act on Form N-8A (“Notification”). In addition, enclosed for filing on behalf of the Company pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and (2) the 1940 Act, is the Company’s Registration Statement on Form N-1A (“Registration Statement”).

If you have any questions or comments, please contact me at (202) 654-6378.

Sincerely,

/s/ Todd P. Zerega
Todd P. Zerega

cc:	James Katz
Mark Parise, Esq.